The net deferred tax liability consisted of the following (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
The net deferred tax liability consisted of the following
Deferred tax liabilities Property and equipment	$ 9,009,106	$ 3,094,811
Stock-based compensation	1,682,601	386,541
Operating loss and IDC carryforwards	6,622,853	2,082,319
Deferred tax assets gross	8,305,439	2,468,860
Net deferred income tax liability	703,651	625,951
Company had net operating loss carry forwards for federal income tax reporting purposes of approximately in millions	$ 17.8